Segment And Geographic Information (Profit Or Loss And Assets For Reportable Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenues	$ 3,797,394		$ 3,657,649		$ 3,018,118
Total Adjusted EBITDA	340,561		339,788		299,114
Depreciation, Depletion and Amortization, Nonproduction	92,328		68,971		60,585
Depreciation and amortization	92,328		68,971		60,585
Depreciation and amortization	(92,328)		(68,971)		(60,585)
Compensation expense related to the award right granted to our CEO			(2,214)		(16,392)
Gains from sale of property and equipment	3,328		7,123		5,299
Write off of property and equipment	(4,259)		(3,570)		(2,635)
Impairment of long-lived assets	(1,982)		(1,715)		(4,668)
Impairment of goodwill	(683)		(2,077)
Incremental compensation expense related to ADBV long-term incentive plan			(10,526)		(15,576)
Stock-based compensation related to the special awards in connection with the initial public offering under the 2011 Plan	(7,997)		(5,703)
Cash bonus related to the initial public offering			(1,382)
Operating income	236,640		250,753		204,557
Net interest expense	(54,247)		(60,749)		(41,613)
Loss from derivative instruments	(891)		(9,237)		(32,809)
Foreign currency exchange results	(18,420)		(23,926)		3,237
Other non-operating (expenses) income, net	(2,119)		3,562		(23,630)
Income tax expense	(46,375)		(44,603)		(3,450)
Less: Net income attributable to non-controlling interests	(256)		(271)		(271)
Net income attributable to Arcos Dorados Holdings Inc	114,332		115,529		106,021
Property and equipment expenditures	294,478		319,859		175,669
Total assets	2,049,163		1,875,406		2,049,163
Brazil [Member]
Segment Reporting Information [Line Items]
Total revenues	1,797,556		1,890,824		1,595,571
Total Adjusted EBITDA	240,954		289,462		250,606
Depreciation, Depletion and Amortization, Nonproduction	47,659		44,503		43,927
Depreciation and amortization	47,659		44,503		43,927
Depreciation and amortization	(47,659)		(44,503)		(43,927)
Property and equipment expenditures	133,734		142,111		70,017
Total assets			992,832		921,003
Caribbean Division [Member]
Segment Reporting Information [Line Items]
Total revenues	273,467		267,701		260,617
Total Adjusted EBITDA	12,345		9,493		23,556
Depreciation, Depletion and Amortization, Nonproduction	14,044		11,982		11,733
Depreciation and amortization	14,044		11,982		11,733
Depreciation and amortization	(14,044)		(11,982)		(11,733)
Property and equipment expenditures	25,316		36,103		10,951
Total assets			259,633		264,527
NOLAD [Member]
Segment Reporting Information [Line Items]
Total revenues	384,041		355,265		305,017
Total Adjusted EBITDA	26,738		19,551		15,400
Depreciation, Depletion and Amortization, Nonproduction	26,628		25,670		23,197
Depreciation and amortization	26,628		25,670		23,197
Depreciation and amortization	(26,628)		(25,670)		(23,197)
Property and equipment expenditures	36,759		48,914		36,832
Total assets			381,840		419,545
SLAD [Member]
Segment Reporting Information [Line Items]
Total revenues	1,342,330		1,143,859		856,913
Total Adjusted EBITDA	150,520		121,475		83,998
Depreciation, Depletion and Amortization, Nonproduction	30,987		24,070		20,343
Depreciation and amortization	30,987		24,070		20,343
Depreciation and amortization	(30,987)		(24,070)		(20,343)
Property and equipment expenditures	96,328		90,150		53,602
Total assets			513,909		667,366
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	430,557		439,981		373,560
Depreciation, Depletion and Amortization, Nonproduction	119,318		106,225		99,200
Depreciation and amortization	119,318		106,225		99,200
Depreciation and amortization	(119,318)		(106,225)		(99,200)
Total assets			2,148,214		2,272,441
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	(89,996)	[1]	(100,193)	[1]	(74,446)	[1]
Depreciation, Depletion and Amortization, Nonproduction	7,279	[1]	6,536	[1]	6,048	[1]
Depreciation and amortization	7,279	[1]	6,536	[1]	6,048	[1]
Depreciation and amortization	(7,279)	[1]	(6,536)	[1]	(6,048)	[1]
Property and equipment expenditures	2,341		2,581		4,267
Total assets			98,451	[1]	109,636	[1]
Purchase Price Allocation [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	(34,269)	[2]	(43,790)	[2]	(44,663)	[2]
Depreciation and amortization	(34,269)	[2]	(43,790)	[2]	(44,663)	[2]
Depreciation and amortization	34,269	[2]	43,790	[2]	44,663	[2]
Total assets			$ (371,259)	[2]	$ (332,914)	[2]

[1]	Primarily relates to corporate general and administrative expenses and assets as well as the results and assets of the Company's operating distribution centers until March 16, 2011 (see Note 23 for details of the split-off). Corporate general and administrative expenses consist of home office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. Corporate assets primarily include corporate cash and cash equivalents, collateral deposits and guarantee deposits.
[2]	Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization.